Note 2 - Long-term Debt and Capital Lease Obligations (Details) - Minimum Future Capital Lease Obligations $ in Thousands	Dec. 31, 2014 USD ($)
Minimum Future Capital Lease Obligations [Abstract]
2015	$ 4,875
2016	3,734
2017	3,584
2018	3,685
2019	3,785
Thereafter	25,272
$ 44,935